ACCOUNTS PAYABLE AND ACCRUED LIABILITIES - Summary of Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure Accounts Payable and Accured Liabilities [Abstract]
Operating accrued liabilities	$ 222	$ 258
Accounts payable	139	154
Interest payable on non-recourse borrowings	90	85
Income tax payable	42	74
Current portion of lease liabilities	26	26
BEPC exchangeable shares distributions payable	16	14
Other	30	10
Total accounts payable and accrued liabilities	$ 565	$ 621